SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS (Details) - Equity Option [Member]	12 Months Ended
	Jun. 30, 2025	[1]	Jun. 30, 2024
Class of Warrant or Right [Line Items]
Expected volatility			80.06%
Risk free interest rate			4.86%
Dividend yield
Expected term (years)			6 years

[1]	No stock options were granted during the year ended June 30, 2025.